EARNINGS (LOSS) PER SHARE	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share
Basic earnings (loss) per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding during the period. Diluted earnings per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding after adjusting for the impact of all share options and RSUs with a dilutive effect. The Company uses the treasury stock method to calculate the dilutive effect of outstanding equity awards for diluted earnings (loss) per share.
The following table presents basic and diluted earnings (loss) per share for the three and nine months ended September 30, 2023 and September 30, 2022:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$55,657	$58,284	$154,391	$146,523
Less: Net income attributable to noncontrolling interests	(8,693)	(6,743)	(25,049)	(18,679)
Income from continuing operations attributable to Dole plc	46,964	51,541	129,342	127,844
Loss from discontinued operations, net of income taxes	(1,672)	(11,704)	(27,616)	(48,129)
Net income attributable to Dole plc	$45,292	$39,837	$101,726	$79,715

Weighted average number of shares outstanding:
Weighted average number of shares – basic	94,929	94,891	94,912	94,882
Effect of share awards with a dilutive effect	219	17	182	28
Weighted average number of shares – diluted	95,148	94,908	95,094	94,910

Income (loss) per share:
Basic:
Continuing operations	$0.50	$0.54	$1.36	$1.35
Discontinued operations	(0.02)	(0.12)	(0.29)	(0.51)
Net income per share attributable to Dole plc	$0.48	$0.42	$1.07	$0.84
Diluted:
Continuing operations	$0.50	$0.54	$1.36	$1.35
Discontinued operations	(0.02)	(0.12)	(0.29)	(0.51)
Net income per share attributable to Dole plc	$0.48	$0.42	$1.07	$0.84
The average market value of the Company’s shares used for the purpose of calculating the dilutive effect of share options and RSUs with a market condition is based on quoted market prices for the period during which the awards were outstanding during the three and nine months ended September 30, 2023 and September 30, 2022. The calculation of diluted earnings per share for the three and nine months ended September 30, 2023 and September 30, 2022 does not include the effect of certain awards, because to do so would be antidilutive.